Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Loss Before Income Tax Benefits
The components of loss before provision for income taxes are as follows (in thousands):

	Years Ended December 31,
	2021	2020
Federal	$(221,614)	$(160,042)
Foreign	923	2,355

Loss before provision for income taxes	$(220,691)	$(157,687)

Schedule of Reconciliation of U.S. Federal Statutory Income Tax Rate to Effective Income Tax Rate
A reconciliation of the federal statutory income tax rate to the effective tax rate is as follows:

	Years Ended December 31,
	2021	2020
Federal statutory rate	21.0%	21.0%
Effect of:
State statutory rate, net of federal tax benefit	3.2%	3.0%
Foreign tax	0.3%	(2.6)%
Change in valuation allowance	(22.1)%	(16.2)%
Loss on convertible loan	(2.6)%	(5.0)%
Warrants	1.6%	—
Other	(1.4%)	(0.3)%

Total	0.0%	(0.1)%

Schedule of Current and Deferred Portions of Income Tax Benefits
The income tax provision/(benefit) consists of the following (in thousands):

	Years Ended December 31,
	2021	2020
Current provision:
Federal	$—	$—
State	23	22
Foreign	461	75

Total current provision	484	97

Deferred provision:
Federal	—	—
State	—	—
Foreign	(566)	—

Total deferred provision/(benefit)	(566)	—

Provision/(benefit) for income taxes	$(82)	$97

Summary of Net Deferred Tax Assets
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The approximate amount of the Company’s deferred tax assets are as follows (in thousands):

	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$141,216	$96,646
Stock-based compensation	1,597	139
Accruals and reserves	947	323
Property and equipment	977	568
163(j) interest limitation	2,125	—

Total deferred tax asset before valuation allowance	146,862	97,676

Valuation allowance	(146,308)	(97,676)

Deferred tax assets, net of valuation allowance	$554	$—

Summary of Gross Unrecognized Tax Benefit
A reconciliation of the beginning and ending amount of the gross unrecognized tax benefit for the years ended December 31, 2021 and 2020 are as follows (in thousands):

Gross unrecognized tax benefits at January 1, 2020	$3,609
Increase for tax positions during 2020	1,763

Gross unrecognized tax benefits at December 31, 2020	5,372
Gross increase for tax positions during 2021	2,864
Gross decrease for tax positions during 2021	(321)

Gross unrecognized tax benefits at December 31, 2021	$7,915